Stockholders' Equity - Convertible Preferred Stock (Details) - USD ($) $ / shares in Units, $ in Thousands	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Class of Stock [Line Items]
Preferred stock, shares authorized	2,000,000	2,000,000	2,000,000
Preferred stock, shares issued	0	0	0
Preferred stock, shares outstanding	0	0	0
SHAPEWAYS, INC
Class of Stock [Line Items]
Preferred stock, shares authorized	41,641,842	41,641,842	41,641,842
Preferred stock, shares issued	22,602,820	22,579,695	22,579,695
Preferred stock, shares outstanding	22,602,820	22,579,695	22,579,695
Convertible preferred stock, aggregate liquidation preference	$ 60,436	$ 60,391	$ 60,391
Common Stock Issuable Upon Conversion	22,602,820	22,579,695	22,579,695
Series A-1 | SHAPEWAYS, INC
Class of Stock [Line Items]
Preferred stock, shares authorized	4,999,900	4,999,900	4,999,900
Conversion Price	$ 1.0000	$ 1.0000	$ 1.0000
Convertible Series A-2 Preferred Stock
Class of Stock [Line Items]
Preferred stock, shares outstanding		3,000,667
Convertible Series A-2 Preferred Stock | SHAPEWAYS, INC
Class of Stock [Line Items]
Preferred stock, shares authorized	5,000,000	5,000,000	5,000,000
Preferred stock, shares issued	3,000,667	3,000,667	3,000,667
Preferred stock, shares outstanding	3,000,667	3,000,667	3,000,667
Convertible preferred stock, aggregate liquidation preference	$ 2,251	$ 2,251	$ 2,251
Conversion Price	$ 1.0000	$ 1.0000	$ 1.0000
Common Stock Issuable Upon Conversion	3,000,667	3,000,667	3,000,667
Convertible Series B Preferred Stock
Class of Stock [Line Items]
Preferred stock, shares outstanding		1,809,751
Convertible Series B Preferred Stock | SHAPEWAYS, INC
Class of Stock [Line Items]
Preferred stock, shares authorized	3,044,939	3,044,939	3,044,939
Preferred stock, shares issued	1,809,751	1,809,751	1,809,751
Preferred stock, shares outstanding	1,809,751	1,809,751	1,809,751
Convertible preferred stock, aggregate liquidation preference	$ 2,262	$ 2,262	$ 2,262
Conversion Price	$ 1.6667	$ 1.6667	$ 1.6667
Common Stock Issuable Upon Conversion	1,809,751	1,809,751	1,809,751
Convertible Series B-1 Preferred Stock
Class of Stock [Line Items]
Preferred stock, shares outstanding		2,174,591
Convertible Series B-1 Preferred Stock | SHAPEWAYS, INC
Class of Stock [Line Items]
Preferred stock, shares authorized	2,405,620	2,405,620	2,405,620
Preferred stock, shares issued	2,197,716	2,174,591	2,174,591
Preferred stock, shares outstanding	2,197,716	2,174,591	2,174,591
Convertible preferred stock, aggregate liquidation preference	$ 4,277	$ 4,232	$ 4,232
Conversion Price	$ 2.5946	$ 2.5946	$ 2.5946
Common Stock Issuable Upon Conversion	2,197,716	2,174,591	2,174,591
Convertible Series C Preferred Stock
Class of Stock [Line Items]
Preferred stock, shares outstanding		4,973,101
Convertible Series C Preferred Stock | SHAPEWAYS, INC
Class of Stock [Line Items]
Preferred stock, shares authorized	8,768,097	8,768,097	8,768,097
Preferred stock, shares issued	4,973,101	4,973,101	4,973,101
Preferred stock, shares outstanding	4,973,101	4,973,101	4,973,101
Convertible preferred stock, aggregate liquidation preference	$ 12,804	$ 12,804	$ 12,804
Conversion Price	$ 3.4329	$ 3.4329	$ 3.4329
Common Stock Issuable Upon Conversion	4,973,101	4,973,101	4,973,101
Convertible Series D Preferred Stock
Class of Stock [Line Items]
Preferred stock, shares outstanding		3,965,857
Convertible Series D Preferred Stock | SHAPEWAYS, INC
Class of Stock [Line Items]
Preferred stock, shares authorized	6,560,933	6,560,933	6,560,933
Preferred stock, shares issued	3,965,857	3,965,857	3,965,857
Preferred stock, shares outstanding	3,965,857	3,965,857	3,965,857
Convertible preferred stock, aggregate liquidation preference	$ 15,641	$ 15,641	$ 15,641
Conversion Price	$ 5.2584	$ 5.2584	$ 5.2584
Common Stock Issuable Upon Conversion	3,965,857	3,965,857	3,965,857
Convertible Series E Preferred Stock
Class of Stock [Line Items]
Preferred stock, shares outstanding		6,655,728
Convertible Series E Preferred Stock | SHAPEWAYS, INC
Class of Stock [Line Items]
Preferred stock, shares authorized	10,862,353	10,862,353	10,862,353
Preferred stock, shares issued	6,655,728	6,655,728	6,655,728
Preferred stock, shares outstanding	6,655,728	6,655,728	6,655,728
Convertible preferred stock, aggregate liquidation preference	$ 23,201	$ 23,201	$ 23,201
Conversion Price	$ 3.4858	$ 3.4858	$ 3.4858
Common Stock Issuable Upon Conversion	6,655,728	6,655,728	6,655,728